EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF EQUIPMENT

Equipment
$
Cost
Balance, December 31, 2022	1,298,703
Additions	1,021,572
Balance, December 31, 2023	2,320,275
Additions	181,094
Impairment	(772,174)
Assets written off	(162,686)
Balance, December 31, 2024	1,566,509

Accumulated Amortization
Balance, December 31, 2022	190,712
Amortization	411,568
Balance, December 31, 2023	602,280
Amortization	438,441
Assets written off	(130,653)
Balance, December 31, 2024	910,068

Carrying value
As at December 31, 2023	1,717,995
As at December 31, 2024	656,441